Expenses by Nature	9 Months Ended
Sep. 30, 2025
Expenses by Nature [Abstract]
EXPENSES BY NATURE
19	EXPENSES BY NATURE

	For the nine months ended September 30,
	2024	2025	2025
	RM	RM	Convenience Translation USD
Employee benefit expenses
- Director emoluments	538,886	778,567	184,950
- Staff costs	1,970,237	2,235,162	530,967
- Employer Contribution to Defined Contribution Plan	206,826	212,975	50,593
- Employer Contribution to Insurance Scheme	12,276	15,118	3,592
Depreciation of plant and equipment	1,226,224	2,452,065	582,494
Amortization of ROU	41,442	62,867	14,934